Related Party Transaction (Details) - USD ($)		12 Months Ended			13 Months Ended
	Jul. 20, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Aug. 31, 2023	Mar. 18, 2021	Feb. 21, 2021
Related Party Transaction [Line Items]
Monthly rent paid		$ 4,103
Rental expenses			$ 24,615	$ 49,230
Balance due
Expenses paid		600,000	300,000
Loan amount							$ 3,000,000
Principal amount						$ 3,250,000
Ordinary shares (in Shares)	342,105
Ordinary price (in Dollars per share)	$ 9.5
Settled IPO proceeds					$ 431,969
Regencell Bioscience Asia Sdn. Bhd., [Member]
Related Party Transaction [Line Items]
Balance due		2,076
Expenses paid		30,000.00
Mr. Chung [Member]
Related Party Transaction [Line Items]
Balance due		1,476
Mr. Au [Member]
Related Party Transaction [Line Items]
Balance due		5,512	2,994
Mr. Lee [Member]
Related Party Transaction [Line Items]
Balance due			2,094
Regeneration Company Limited [Member]
Related Party Transaction [Line Items]
Balance due		$ 1,506	$ 10,561
Mr. Yat-Gai Au [Member]
Related Party Transaction [Line Items]
Convertible loans outstanding						$ 3,250,000